Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 16—SUBSEQUENT EVENTS

In July 2016, Parent completed the final issuance and sale of shares of preferred stock in a private placement exempt from registration under the Securities Act. Parent contributed the net proceeds of $30.6 million from such issuance and sale to the Company in August 2016 as an equity contribution. This offering was the final installment of an issuance and sale of Parent’s preferred stock to certain investors and to certain co-investors that was originally announced in April 2016.

NOTE 21—SUBSEQUENT EVENTS

On April 25, 2016, APX Parent Holdco, Inc. (“Parent”), a parent company of the Company, completed the issuance and sale to certain investors of a series of preferred stock in a private placement exempt from registration under the Securities Act. On April 29, 2016, Parent contributed the net proceeds of $69.8 million from such issuance and sale to the Company as an equity contribution.

On May 26, 2016, APX Group, Inc. (the “Issuer”), a wholly-owned subsidiary of the Company, issued $500.0 million aggregate principal amount of 7.875% senior secured notes due 2022 (the “outstanding 2022 notes”), pursuant to an indenture dated as of May 26, 2016 among the Issuer, the guarantors party thereto and Wilmington Trust, National Association, as trustee and collateral agent. The outstanding 2022 notes will mature on December 1, 2022, or on such earlier date when any outstanding pari passu lien indebtedness matures as a result of the operation of any “Springing Maturity” provision set forth in the agreements governing such pari passu lien indebtedness. The outstanding 2022 notes are secured, on a pari passu basis, by the collateral securing obligations under the notes and the revolving credit facilities, in all cases, subject to certain exceptions and permitted liens. The Issuer used a portion of the net proceeds from the offering of the outstanding 2022 notes to repurchase approximately $235 million aggregate principal amount of its outstanding 6.3 75% Senior Secured Notes due 2019 and 8.875% Senior Secured Notes due 2022 in privately negotiated transactions and repay borrowings under its existing revolving credit facility.